Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 397,400		$ 375,063
Total risk-based capital	426,770		403,317
Risk Based Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	17.04%		16.74%
Total risk-based capital, ratio (in hundredths)	18.30%		18.00%
Leverage Capital [Abstract]
Leverage Capital	397,400		375,063
Tier One Risk Based Capital	397,400		375,063
Total risk-based capital	426,770		403,317
Leverage Ratios [Abstract]
Leverage Capital, ratio (in hundredths)	8.55%		8.27%
Tier 1 risk-based capital, ratio (in hundredths)	17.04%		16.74%
Total risk-based capital, ratio (in hundredths)	18.30%		18.00%
Minimum tangible capital as percentage of tangible assets required (in hundredths)	1.50%
Leverage ratio for the most highly rated institutions (in hundredths)	3.00%
Tier 1 minimum capital requirement, future common equity rule (in hundredths)	4.50%
Common equity Tier 1 capital conservation buffer of risk-weighted assets (in hundredths)	2.50%
Minimum tier 1 capital to risk-based assets requirement affected on January 1, 2015 (in hundredths)	6.00%
Common equity well capitalized Tier 1 risk-based capital ratio (in hundredths)	6.50%
Common equity adequately capitalized Tier 1 risk-based capital ratio (in hundredths)	4.50%
Trustco Bank [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 (core) capital	386,913		365,954
Tier One Risk Based Capital	386,913		365,954
Total risk-based capital	416,269		394,200
Risk Based Ratios [Abstract]
Tier 1 (core) capital, ratio (in hundredths)	8.33%		8.07%
Tier 1 (core) capital, Well Capitalized (in hundredths)	5.00%	[1]	5.00%	[1]
Tier 1 (core) capital, Adequately Capitalized (in hundredths)	4.00%	[1]	4.00%	[1]
Tier 1 risk-based capital, ratio (in hundredths)	16.60%		16.34%
Tier 1 risk-based capital, Well Capitalized (in hundredths)	6.00%	[1]	6.00%	[1]
Tier 1 risk-based capital, Adequately Capitalized (in hundredths)	4.00%	[1]	4.00%	[1]
Total risk-based capital, ratio (in hundredths)	17.86%		17.60%
Total risk-based capital, Well Capitalized (in hundredths)	10.00%	[1]	10.00%	[1]
Total risk-based capital, Adequately Capitalized (in hundredths)	8.00%	[1]	8.00%	[1]
Leverage Capital [Abstract]
Tier One Risk Based Capital	386,913		365,954
Total risk-based capital	$ 416,269		$ 394,200
Leverage Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	16.60%		16.34%
Total risk-based capital, ratio (in hundredths)	17.86%		17.60%

[1]	Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized